Trade and Other Receivables (Details) ₪ in Millions, $ in Millions		Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Trade receivables, net
Outstanding debts		₪ 765		₪ 785
Credit cards and checks receivable		428		450
Unbilled receivables		235		241
Current maturities of long-term receivables		472		505
Related parties		15		19
Total trade receivables		1,915	$ 552	2,000
Other receivables and current tax assets
Prepaid expenses		66		145
Other receivables (mainly from real estate sales) and current tax assets		204		71
Total other receivables		270		216
Long-term trade and other receivables
Trade receivables- open debts	[1]	387		445
Long term receivables (from real estate sales)		106		199
Long-term trade and other receivables		493		644
Trade receivables, net		₪ 2,678		₪ 2,860

[1]	Discounted interest rates for long-term trade payables are based the estimated credit risk of trade payables. The discounted interest rates used by the Bezeq Group in 2017 are 3.4% - 3.5% (in 2016: 3.3% - 3.5%).